Ultra-Short Municipal Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ultra-Short Municipal Income ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	3.33%	3.53%	0.14%	0.29%	2.00%	2.15%